Long-term assets - E.1.3. Movement in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	$ 1,265	$ 1,359
Change in scope	1,185	20
Additions	158	130
Amortization charge	(144)	(153)
Impairment	(6)	(15)
Disposals, net	0	(1)
Transfers	(16)	(19)
Transfers to/from assets held for sale	(12)	(64)
Exchange rate movements	(55)	9
Closing balance, net	2,374	1,265
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	599	615
Change in scope	512	3
Additions	0	0
Amortization charge		0
Impairment	(6)	(7)
Disposals, net	0	0
Transfers	0	(2)
Transfers to/from assets held for sale	0	(8)
Exchange rate movements	(28)	(1)
Closing balance, net	1,077	599
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	324	380
Change in scope	0	0
Additions	66	40
Amortization charge	(48)	(49)
Impairment	0	(8)
Disposals, net	0	0
Transfers	0	3
Transfers to/from assets held for sale	(12)	(50)
Exchange rate movements	(12)	7
Closing balance, net	318	324
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	33	32
Change in scope	370	15
Additions	0	0
Amortization charge	(11)	(15)
Impairment	0	0
Disposals, net	0	0
Transfers	0	0
Transfers to/from assets held for sale	0	(1)
Exchange rate movements	(1)	1
Closing balance, net	391	33
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	105	114
Change in scope	0	0
Additions	2	(2)
Amortization charge	(14)	(14)
Impairment	0	0
Disposals, net	0	0
Transfers	0	8
Transfers to/from assets held for sale	0	0
Exchange rate movements	(5)	0
Closing balance, net	89	105
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	10	18
Change in scope	280	0
Additions	0	0
Amortization charge	(8)	(8)
Impairment	0	0
Disposals, net	0	0
Transfers	0	0
Transfers to/from assets held for sale	0	0
Exchange rate movements	0	0
Closing balance, net	282	10
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	194	200
Change in scope	23	1
Additions	91	92
Amortization charge	(65)	(67)
Impairment	0	0
Disposals, net	0	(1)
Transfers	(16)	(28)
Transfers to/from assets held for sale	0	(5)
Exchange rate movements	(9)	2
Closing balance, net	218	194
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	2,288
Closing balance, net	3,451	2,288
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	599
Closing balance, net	1,077	599
Cost or valuation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	650
Closing balance, net	646	650
Cost or valuation | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	225
Closing balance, net	581	225
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	181
Closing balance, net	176	181
Cost or valuation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	49
Closing balance, net	325	49
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	584
Closing balance, net	646	584
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(1,022)
Closing balance, net	(1,077)	(1,022)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	0
Closing balance, net	0	0
Accumulated amortization and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(327)
Closing balance, net	(328)	(327)
Accumulated amortization and impairment | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(192)
Closing balance, net	(190)	(192)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(76)
Closing balance, net	(87)	(76)
Accumulated amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(39)
Closing balance, net	(43)	(39)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(389)
Closing balance, net	$ (428)	$ (389)